BALANCE SHEET DETAILS (Schedule of Property, Plant and Equipment, Net) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 54,633	$ 59,872
Less: accumulated depreciation	(53,123)	(56,835)
Total Property, plant and equipment, net	1,510	3,037
Write off of fully depreciated property, plant and equipment	2,800	7,300	$ 41,700
Accumulated depreciation related to write off of fully depreciated property, plant and equipment	2,800	7,300	41,700
Hangzhou Facility [Member]
Property, Plant and Equipment [Line Items]
Accelerated depreciation			1,700
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	4,902	5,290
Leasehold Improvements [Member] | Hangzhou Facility [Member]
Property, Plant and Equipment [Line Items]
Accelerated depreciation	100	200
Accelerated amortization due to early termination			$ 300
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total	1,748	2,077
Software [Member]
Property, Plant and Equipment [Line Items]
Total	5,151	6,505
Computer Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	42,786	45,981
Others [Member]
Property, Plant and Equipment [Line Items]
Total	$ 46	$ 19